Note 19: Segment Financial Data	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Note 19: Segment Financial Data

Our operations for the periods presented herein are classified into five principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.

Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.

UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.

Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services, industrial gas turbines, sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services and produces land-based power generation equipment.

Effective July 1, 2012, the auxiliary power unit business (APU) of the UTC Aerospace Systems business segment was transferred to the Pratt & Whitney business segment. The APU business designs and manufactures a variety of products for commercial and military aircraft. Annual sales for the APU business are approximately $600 million. The reclassification has been made prospectively; prior year results have not been restated for the transfer of the business.

UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, management and distribution systems, flight control systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire protection and detection systems, propeller systems, aircraft nacelles, and interior, actuation, landing and electronic systemsprovides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include power generation, management and distribution systems, flight systems, engine control systems, environmental control systems, fire protection and detection systems, propeller systems, intelligence, surveillance and reconnaissance systems, engine components, aircraft nacelles, interior, actuation, landing and electronic systems.

Sikorsky products include military and commercial helicopters, aftermarket helicopter and aircraft parts and services.

We have reported our financial and operational results for the periods presented herein under the five principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2012.

Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

				Net Sales			Operating Profits
(Dollars in millions)				2012	2011	2010	2012	2011	2010
Otis				$12,056	$12,437	$11,579	$2,512	$2,815	$2,575
UTC Climate, Controls & Security				17,090	18,864	17,876	2,425	2,212	1,776
Pratt & Whitney				13,964	12,711	12,150	1,589	1,867	1,885
UTC Aerospace Systems				8,334	4,760	4,399	944	759	654
Sikorsky				6,791	7,355	6,684	712	840	716

Total segment				58,235	56,127	52,688	8,182	8,493	7,606
Eliminations and other				(527)	(373)	(413)	(72)	(228)	(331)
General corporate expenses				-	-	-	(426)	(419)	(377)

Consolidated				$57,708	$55,754	$52,275	$7,684	$7,846	$6,898

	Total Assets			Capital Expenditures			Depreciation & Amortization
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Otis	$8,866	$8,717	$8,097	$141	$75	$55	$220	$223	$211
UTC Climate, Controls & Security	22,253	21,630	21,837	265	305	234	418	432	457
Pratt & Whitney	15,938	10,705	10,139	462	290	321	324	332	340
UTC Aerospace Systems	35,589	8,593	8,540	367	163	117	412	172	172
Sikorsky	4,975	4,628	4,521	94	92	108	85	84	83

Total segment	87,621	54,273	53,134	1,329	925	835	1,459	1,243	1,263
Eliminations and other	1,788	7,179	5,359	60	4	3	65	20	37

Consolidated	$89,409	$61,452	$58,493	$1,389	$929	$838	$1,524	$1,263	$1,300

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
United States Operations	$32,175	$28,993	$27,547	$3,663	$4,264	$3,839	$4,311	$2,974	$3,013
International Operations
Europe	11,823	12,344	11,678	2,100	2,089	1,858	1,804	1,210	1,282
Asia Pacific	8,733	9,016	7,658	1,648	1,429	1,152	947	883	839
Other	4,964	5,376	5,369	772	711	757	1,122	760	804
Eliminations and other	13	25	23	(499)	(647)	(708)	334	374	342

Consolidated	$57,708	$55,754	$52,275	$7,684	$7,846	$6,898	$8,518	$6,201	$6,280

Sales from U.S. operations include export sales as follows:

(Dollars in millions)	2012	2011	2010
Europe	$3,117	$2,284	$1,902
Asia Pacific	2,998	2,448	2,641
Other	3,086	2,989	2,559

	$9,201	$7,721	$7,102

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney, UTC Aerospace Systems and Sikorsky products, as follows:

(Dollars in millions)	2012	2011	2010
Pratt & Whitney	$3,718	$2,995	$3,339
UTC Aerospace Systems	1,742	1,021	1,115
Sikorsky	4,512	4,967	4,529
Other	126	125	151

	$10,098	$9,108	$9,134